UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 115.8%
AUSTRALIA 7.1%
ELECTRIC—REGULATED ELECTRIC 0.9%
Spark Infrastructure Group	11,618,785	$18,436,211
PIPELINES—C-CORP 0.8%
APA Group(a)	2,422,109	16,357,246
TOLL ROADS 5.4%
Transurban Group(a)	12,300,328	107,017,095
TOTAL AUSTRALIA		141,810,552
BRAZIL 1.1%
TOLL ROADS
CCR SA	5,385,939	21,015,595
CANADA 6.6%
PIPELINES—C-CORP 5.1%
Enbridge(a)	1,324,629	51,567,462
TransCanada Corp.(a)	1,275,218	50,134,846
		101,702,308
RAILWAYS 1.5%
Canadian National Railway Co.	314,798	19,671,997
Canadian Pacific Railway Ltd(a)	83,664	11,115,475
		30,787,472
TOTAL CANADA		132,489,780
CHILE 0.3%
WATER
Aguas Andinas SA, Class A	12,000,000	6,842,812
CHINA 2.0%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	22,848,000	30,808,212
Zhejiang Expressway Co., Ltd., Class H (HKD)	7,800,000	8,325,523
TOTAL CHINA		39,133,735
FRANCE 3.7%
AIRPORTS 0.6%
Aeroports de Paris	90,746	11,219,183
COMMUNICATIONS—SATELLITES 2.6%
Eutelsat Communications SA(a)	1,585,553	51,221,251

	Number of Shares/Units	Value
RAILWAYS 0.5%
Groupe Eurotunnel SA	996,849	$11,172,996
TOTAL FRANCE		73,613,430
HONG KONG 2.0%
ELECTRIC—REGULATED ELECTRIC
Power Assets Holdings Ltd.(a)	3,876,000	39,672,620
ITALY 6.3%
COMMUNICATIONS—TOWERS 1.5%
Ei Towers S.p.A.(a)	370,020	20,622,818
RAI Way S.p.A., 144A(a),(b)	1,638,362	8,799,457
		29,422,275
GAS DISTRIBUTION 3.6%
Snam S.p.A.(a)	11,689,411	73,224,088
TOLL ROADS 1.2%
Atlantia S.p.A.(a)	859,081	23,822,847
TOTAL ITALY		126,469,210
JAPAN 5.8%
ELECTRIC—INTEGRATED ELECTRIC 2.2%
Chugoku Electric Power Co. (The)	1,215,100	16,410,787
Electric Power Development Co., Ltd.(a)	543,000	16,958,950
Tohoku Electric Power Co.	841,400	10,855,327
		44,225,064
GAS DISTRIBUTION 1.3%
Tokyo Gas Co., Ltd.(a)	5,233,000	24,396,953
RAILWAYS 2.3%
Central Japan Railway Co.(a)	130,100	23,009,823
West Japan Railway Co.	378,000	23,339,304
		46,349,127
TOTAL JAPAN		114,971,144
MEXICO 3.9%
AIRPORTS 1.3%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	2,966,061	26,401,954
TOLL ROADS 2.6%
OHL Mexico SAB de CV(c)	17,580,307	27,829,902

	Number of Shares/Units	Value
Promotora y Operadora de Infraestructura SAB de CV	1,863,575	$24,700,757
		52,530,659
TOTAL MEXICO		78,932,613
NEW ZEALAND 0.8%
AIRPORTS
Auckland International Airport Ltd.	3,743,532	16,637,817
SPAIN 5.2%
AIRPORTS 0.7%
Aena SA, 144A(b),(c)	112,394	14,509,474
COMMUNICATIONS—TOWERS 1.0%
Cellnex Telecom SAU, 144A(b)	1,234,887	19,742,746
GAS DISTRIBUTION 1.3%
Enagas SA	879,595	26,438,535
TOLL ROADS 2.2%
Abertis Infraestructuras SA	1,322,246	21,741,231
Ferrovial SA(a)	1,036,157	22,266,224
		44,007,455
TOTAL SPAIN		104,698,210
SWITZERLAND 2.5%
AIRPORTS
Flughafen Zuerich AG(a)	55,726	49,898,691
UNITED KINGDOM 5.4%
ELECTRIC—REGULATED ELECTRIC 4.6%
National Grid PLC(a)	6,469,381	91,727,103
WATER 0.8%
United Utilities Group PLC(a)	1,225,377	16,244,308
TOTAL UNITED KINGDOM		107,971,411
UNITED STATES 63.1%
COMMUNICATIONS 9.5%
TELECOMMUNICATIONS 0.7%
AT&T(a),(d)	342,100	13,400,057
TOWERS 8.8%
American Tower Corp.(a),(d)	815,534	83,486,216

	Number of Shares/Units	Value
Crown Castle International Corp.(a),(d)	1,076,985	$93,159,202
		176,645,418
TOTAL COMMUNICATIONS		190,045,475
DIVERSIFIED 0.5%
Macquarie Infrastructure Co. LLC(a)	151,211	10,197,670
ELECTRIC 34.3%
INTEGRATED ELECTRIC 10.5%
Dominion Resources(a),(d)	776,084	58,299,430
NextEra Energy(a),(d)	1,036,188	122,622,488
NextEra Energy Partners LP(a)	442,978	12,044,572
Pattern Energy Group(a),(d)	888,371	16,941,235
		209,907,725
REGULATED ELECTRIC 23.8%
Alliant Energy Corp.(a),(d)	710,606	52,783,814
CMS Energy Corp.(a),(d)	1,587,046	67,354,232
DTE Energy Co.(a),(d)	340,010	30,825,307
Duke Energy Corp.(a),(d)	250,681	20,224,943
Edison International(a),(d)	973,634	69,994,548
Eversource Energy(a)	628,420	36,662,023
PG&E Corp.(a),(d)	1,347,046	80,445,587
WEC Energy Group(a),(d)	682,144	40,976,390
Westar Energy(a)	367,428	18,228,103
Xcel Energy(a),(d)	1,388,445	58,064,770
		475,559,717
TOTAL ELECTRIC		685,467,442
GAS DISTRIBUTION 7.1%
Atmos Energy Corp.(a),(d)	766,250	56,901,725
NiSource(a),(d)	339,138	7,990,091
Sempra Energy(a),(d)	745,692	77,589,253
		142,481,069
PIPELINES 7.1%
PIPELINES—C-CORP 2.4%
Kinder Morgan(a),(d)	1,789,283	31,956,594
Williams Cos. (The)(a),(d)	1,010,238	16,234,525
		48,191,119

	Number of Shares/Units	Value
PIPELINES—MLP 4.3%
Antero Midstream Partners LP(a)	576,300	$12,741,993
Enterprise Products Partners LP(a)	852,419	20,986,556
EQT Midstream Partners LP(a)	258,584	19,246,407
Golar LNG Partners LP (Marshall Islands)	273,428	4,016,657
MPLX LP(a)	736,510	21,866,982
Rice Midstream Partners LP	473,200	7,045,948
		85,904,543
PIPELINES—OTHER 0.4%
CorEnergy Infrastructure Trust(a),(d)	364,153	7,323,117
TOTAL PIPELINES		141,418,779
RAILWAYS 3.2%
Norfolk Southern Corp.(a)	122,082	10,163,326
Union Pacific Corp.(a),(d)	681,476	54,211,416
		64,374,742
WATER 1.4%
American Water Works Co.(a),(d)	392,421	27,049,579
TOTAL UNITED STATES		1,261,034,756
TOTAL COMMON STOCK (Identified cost—$1,889,047,840)		2,315,192,376
PREFERRED SECURITIES—$25 PAR VALUE 8.3%
HONG KONG 0.4%
TRANSPORT—MARINE
Seaspan Corp., 9.50%, Series C (USD)	335,776	8,491,775
UNITED KINGDOM 0.3%
BANKS—FOREIGN
National Westminster Bank PLC, 7.763%, Series C (USD)	183,368	4,738,229
UNITED STATES 7.6%
BANKS 3.3%
Ally Financial, 8.50%, Series A(a)	200,000	5,092,000
Bank of America Corp., 6.20%, Series CC	112,525	2,931,276
Bank of America Corp., 6.50%, Series Y	214,496	5,677,709
BB&T Corp., 5.20%, Series F(a)	216,474	5,455,145
Capital One Financial Corp., 6.70%, Series D	145,825	3,960,607
Citigroup, 6.30%, Series S	120,000	3,122,400
Citigroup Capital XIII, 6.988%, due 10/30/40, (FRN)	100,000	2,629,000
Huntington Bancshares, 6.25%, Series D	102,000	2,621,400
JPMorgan Chase & Co., 6.10%, Series AA(a)	196,847	5,143,612

	Number of Shares/Units	Value
JPMorgan Chase & Co., 5.50%, Series O	177,608	$4,529,004
JPMorgan Chase & Co., 6.125%, Series Y	200,000	5,238,000
Regions Financial Corp., 6.375%, Series B	207,410	5,612,515
Wells Fargo & Co, 6.00%, Series T(a)	150,000	3,969,000
Wells Fargo & Co., 5.85%(a)	240,000	6,326,400
Wells Fargo & Co., 5.70%, Series W	121,556	3,148,300
		65,456,368
ELECTRIC—INTEGRATED 0.9%
Integrys Holdings, 6.00%, due 8/1/73(a)	234,338	6,188,000
NextEra Energy Capital Holdings, 5.00%, due 1/15/73(a),(d)	109,740	2,790,688
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G(a)	139,264	3,612,508
Southern Co./The, 6.25%, due 10/15/75	200,000	5,466,000
		18,057,196
FINANCIAL 0.6%
BROKER/DEALER 0.5%
Morgan Stanley, 6.875%	210,732	5,719,267
Morgan Stanley, 6.375%, Series I	125,000	3,258,750
		8,978,017
DIVERSIFIED FINANCIAL SERVICES 0.1%
KKR & Co. LP, 6.75%, Series A	112,000	2,824,640
TOTAL FINANCIAL		11,802,657
INDUSTRIALS—CHEMICALS 0.5%
CHS, 7.10%, Series II	213,756	5,918,903
CHS, 6.75%	167,931	4,461,927
		10,380,830
INSURANCE 0.5%
LIFE/HEALTH INSURANCE 0.1%
Prudential Financial, 5.75%, due 12/15/52	73,926	1,939,079
MULTI-LINE 0.3%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	2,097,043
Hartford Financial Services Group, 7.875%, due 4/15/42	103,055	3,217,377
		5,314,420
REINSURANCE 0.1%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	105,718	3,000,277
TOTAL INSURANCE		10,253,776

	Number of Shares/Units	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 0.2%
Qwest Corp., 6.875%, due 10/1/54	80,039	$2,040,995
Qwest Corp., 7.375%, due 6/1/51	130,000	3,318,900
		5,359,895
REAL ESTATE—DIVERSIFIED 0.7%
Coresite Realty Corp., 7.25%, Series A	99,000	2,574,000
Retail Properties of America, 7.00%	99,400	2,641,058
Saul Centers, 6.875%, Series C	79,140	2,101,167
VEREIT, 6.70%, Series F	247,888	6,279,003
		13,595,228
TECHNOLOGY—SOFTWARE 0.3%
eBay, 6.00%, due 2/1/56	220,400	5,554,080
UTILITIES 0.6%
Entergy New Orleans, 5.50%, due 4/1/66	93,000	2,365,920
SCE Trust IV, 5.375%, Series J	184,000	4,789,520
SCE Trust V, 5.45%, Series K	164,800	4,391,920
		11,547,360
TOTAL UNITED STATES		152,007,390
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$155,696,932)		165,237,394
PREFERRED SECURITIES—CAPITAL SECURITIES 14.8%
AUSTRALIA 0.2%
INSURANCE-PROPERTY CASUALTY
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	4,000,000	4,176,000
FRANCE 1.3%
BANKS—FOREIGN 0.6%
BNP Paribas, 7.195%, 144A (USD)(b)	3,000,000	3,247,500
BNP Paribas SA, 7.625%, 144A (USD)(b)	2,800,000	2,822,400
Credit Agricole SA, 8.125%, 144A (USD)(b)	5,950,000	5,958,895
		12,028,795
INSURANCE 0.7%
LIFE/HEALTH INSURANCE 0.4%
La Mondiale Vie, 7.625% (USD)	7,250,000	7,600,269
MULTI-LINE—FOREIGN 0.3%
AXA SA, 8.60%, due 12/15/30 (USD)(a)	5,000,000	6,600,000

	Number of Shares/Units	Value
TOTAL INSURANCE		$14,200,269
TOTAL FRANCE		26,229,064
GERMANY 0.3%
BANKS—FOREIGN
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(b)	5,000,000	5,812,500
ITALY 0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(a),(b)	8,635,000	9,628,025
JAPAN 0.9%
INSURANCE
LIFE/HEALTH INSURANCE 0.6%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (USD)(a),(b)	2,800,000	3,038,000
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (USD)(b)	4,400,000	4,586,890
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (USD)(a),(b)	3,800,000	4,061,250
		11,686,140
LIFE/HEALTH INSURANCE—FOREIGN 0.3%
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (USD)(a),(b)	6,600,000	7,124,370
TOTAL JAPAN		18,810,510
NETHERLANDS 0.7%
BANKS—FOREIGN 0.6%
Rabobank Nederland, 8.40% (USD)	5,000,000	5,286,750
Rabobank Nederland, 11.00%, 144A (USD)(a),(b)	5,120,000	6,162,688
		11,449,438
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Demeter BV (Swiss Re Ltd.), 5.75%, due 8/15/50 (USD)	2,200,000	2,207,469
TOTAL NETHERLANDS		13,656,907
SPAIN 0.1%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)	2,400,000	2,475,000
SWITZERLAND 0.9%
BANKS—FOREIGN 0.7%
Credit Suisse Group AG, 7.50%, 144A (USD)(b)	5,391,000	5,321,591

	Number of Shares/Units	Value
UBS Group AG, 6.875% (USD)	2,400,000	$2,382,891
UBS Group AG, 7.125% (USD)	6,046,000	6,132,125
		13,836,607
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,305,000
TOTAL SWITZERLAND		18,141,607
UNITED KINGDOM 3.1%
BANKS—FOREIGN
Barclays Bank PLC, 7.625%, due 11/21/22 (USD)	3,500,000	3,769,063
Barclays PLC, 8.25% (USD)	5,761,000	5,775,863
HBOS Capital Funding LP, 6.85% (USD)	4,700,000	4,761,617
HSBC Capital Funding LP, 10.176%, 144A (USD)(a),(b)	9,750,000	14,405,625
Lloyds Banking Group PLC, 7.50% (USD)	6,534,000	6,484,342
Nationwide Building Society, 10.25%, due 12/6/99 (GBP)	6,030,000	10,826,161
Royal Bank of Scotland Group PLC, 7.50% (USD)	4,900,000	4,569,250
Royal Bank of Scotland Group PLC, 7.648% (USD)(a)	5,904,000	6,937,200
Royal Bank of Scotland Group PLC, 8.00% (USD)	3,500,000	3,346,000
TOTAL UNITED KINGDOM		60,875,121
UNITED STATES 6.8%
BANKS 3.8%
AgriBank FCB, 6.875%(a)	37,000	3,924,313
Bank of America Corp., 6.10%, Series AA	1,845,000	1,819,631
Bank of America Corp., 6.30%, Series DD	4,500,000	4,646,250
Bank of America Corp., 6.50%, Series Z	5,169,000	5,341,903
Citigroup, 6.125%, Series R	2,225,000	2,233,277
CoBank ACB, 6.25%, 144A(a),(b)	52,500	5,394,375
Farm Credit Bank of Texas, 6.75%, 144A(a),(b)	35,300	3,801,369
Farm Credit Bank of Texas, 10.00%, Series I(a)	7,000	8,780,625
JPMorgan Chase & Co., 7.90%, Series I(a)	7,220,000	7,229,025
JPMorgan Chase & Co., 6.75%, Series S(a)	6,000,000	6,595,500
JPMorgan Chase & Co., 5.30%, Series Z	4,850,000	4,874,250
PNC Financial Services Group, 6.75%	3,000,000	3,284,700
US Bancorp, 5.125%, Series I	2,100,000	2,142,105
Wells Fargo & Co., 7.98%, Series K(a)	8,250,000	8,548,237
Wells Fargo & Co., 5.875%, Series U(a)	7,320,000	7,825,446
		76,441,006
ELECTRIC—INTEGRATED 0.2%
Southern California Edison Co, 6.25%, Series E	4,150,000	4,570,187

	Number of Shares/Units	Value
FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(b),(e)	60,000	$6,363,750
INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.7%
General Electric Co., 5.00%, Series D(a)	13,407,000	13,825,969
INSURANCE 1.1%
LIFE/HEALTH INSURANCE 0.9%
MetLife, 5.25%, Series C	3,200,000	3,066,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	4,500,000	5,197,500
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b)	6,500,000	8,831,875
		17,095,375
PROPERTY CASUALTY 0.2%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(b)	4,500,000	4,916,250
TOTAL INSURANCE		22,011,625
INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(b) (Cayman Islands)	9,989	11,961,827
UTILITIES—MULTI-UTILITIES 0.1%
Dominion Resources, 5.75%, due 10/1/54(a)	1,739,000	1,672,049
TOTAL UNITED STATES		136,846,413
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$272,811,330)		296,651,147

	Principal Amount
CORPORATE BONDS—UNITED STATES 0.6%
INTEGRATED TELECOMMUNICATIONS SERVICES
Embarq Corp., 7.995%, due 6/1/36(a)	$8,338,000	8,070,684
Frontier Communications Corp., 9.00%, due 8/15/31(a)	4,099,000	3,545,635
TOTAL CORPORATE BONDS (Identified cost—$12,449,734)		11,616,319

		Number of Shares/Units
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(f)		22,400,000	$22,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,400,000)			22,400,000
TOTAL INVESTMENTS (Identified cost—$2,352,405,836)	140.6%		2,811,097,236

LIABILITIES IN EXCESS OF OTHER ASSETS	(40.6)		(811,732,827)
NET ASSETS (Equivalent to $23.43 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$1,999,364,409

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,789,333,582 in aggregate has been pledged as collateral.

(b)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 8.1% of the net assets of the Fund, of which 0.3% are illiquid.

(c)     Non-income producing security.

(d) A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $744,671,967 in aggregate has been rehypothecated.

(e)     Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(f)      Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Electric (Common)	30.9
Communications (Common)	10.2
Toll Roads (Common)	10.1
Gas Distribution (Common)	9.3
Pipelines (Common)	9.1
Railways (Common)	5.4
Banks (Preferred)	5.0
Airports (Common)	4.2
Banks—Foreign (Preferred)	3.9
Other	2.1
Insurance (Preferred)	1.9
Water (Common)	1.8
Industrials (Preferred)	0.8
Utilities (Preferred)	0.8
Electric—Integrated (Preferred)	0.8
Insurance—Foreign (Preferred)	0.7
Integrated Telecommunications Services (Preferred)	0.6
Real Estate (Preferred)	0.5
Financial (Preferred)	0.4
Integrated Telecommunications Services (Corporate Bonds)	0.4
Diversified (Common)	0.4
Transport—Marine (Preferred)	0.3
Food (Preferred)	0.2
Technology (Preferred)	0.2
100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $803,753,653 of

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

securities transferred from Level 2 to Level 1, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$2,315,192,376	$2,315,192,376	$—	$—
Preferred Securities - $25 Par Value:	—	—	—	—
United States	152,007,390	145,819,390	6,188,000	—
Other Countries	13,230,004	13,230,004	—	—
Preferred Securities - Capital Securities:
United States	136,846,413	—	130,482,663	6,363,750
Other Countries	159,804,734	—	159,804,734	—
Corporate Bonds	11,616,319	—	11,616,319	—
Short-Term Investments	22,400,000	—	22,400,000	—
Total Investments(a)	$2,811,097,236	$2,474,241,770	$330,491,716	$6,363,750	(b)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities - Capital Securities – United States
Balance as of December 31, 2015	$6,313,128
Change in unrealized appreciation (depreciation)	50,622
Balance as of March 31, 2016	$6,363,750

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2016 which were valued using significant unobservable inputs (Level 3) amounted to $50,622.

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,352,405,836
Gross unrealized appreciation	$527,556,775
Gross unrealized depreciation	(68,865,375)
Net unrealized appreciation	$458,691,400

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 26, 2016